Investment Risks	Aug. 28, 2026
Steward Covered Call Income Fund | Call Options Risk
Prospectus [Line Items]
Risk [Text Block]

● Call Options Risk – Writing call options to generate income and to potentially hedge against market declines by generating option premiums involves risk. These risks include, but are not limited to, potential losses if equity markets or individual equity securities do not move as expected and the potential for greater losses than if these techniques had not been used. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

Limited Gains: By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but it will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to additional costs.

Option Exercise: As the writer of a call option, the Fund cannot control the time when it may be required to fulfill its obligation to the purchaser of the option. Once the Fund has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.

Lack of Liquidity for the Option: Derivatives may be difficult to sell or unwind. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out a covered call position previously written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Lack of Liquidity for the Underlying Security: The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund will generally hold the stocks underlying the call option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Value Changes: The value of call options will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of events affecting the underlying equity security. A reduction in the exercise price of an option would reduce the Fund’s capital appreciation potential on the underlying security.

Steward Covered Call Income Fund | Values-based Screening Policies Risk
Prospectus [Line Items]
Risk [Text Block]

● Values-based Screening Policies Risk – The Fund’s values-based screening policies seek to exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. The values-based screening process utilizes data generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, the values-based screening process may fail to screen out companies that should be screened out based on the screening criteria or may screen out companies that should not be screened out based on the screening criteria. If the Fund has invested in a company that is later determined not to pass the values-based screening criteria and sale of an investment in that company is required, selling the securities at issue could result in a loss to the Fund or a gain to the Fund that could be taxable to shareholders. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

Steward Covered Call Income Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Equity Securities Risk – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

Steward Covered Call Income Fund | Large-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Large-cap Companies Risk – Investments in large-cap companies are subject to the risks of equity securities. Large-cap companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Steward Covered Call Income Fund | Dividend Risk
Prospectus [Line Items]
Risk [Text Block]	● Dividend Risk – The income of the Fund may fluctuate due to the amount of dividends that companies elect to pay.
Steward Covered Call Income Fund | Security Selection and Market Risk
Prospectus [Line Items]
Risk [Text Block]

● Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

Steward Covered Call Income Fund | Market Disruption and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

● Market Disruption and Geopolitical Risk – Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the Fund and its investments.

In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the websites and/or social media accounts of companies, government entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.

Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “Principal Risks of Investing in the Fund” section and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Steward Covered Call Income Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]

● Inflation Risk – Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.

Steward Covered Call Income Fund | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

● Tax Risk – Writing covered call options may significantly reduce or eliminate the amount of dividends that constitute qualified dividend income, which is taxed to individuals and certain noncorporate shareholders at lower rates for federal income tax purposes, provided certain holding period and other requirements are satisfied. Covered calls also are subject to federal income tax rules that: 1) limit the allowance of certain losses or deductions by the Fund; 2) convert the Fund’s long-term capital gains into higher-taxed short-term capital gains or ordinary income; 3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or 4) cause the Fund to recognize income or gains without a corresponding receipt of cash. Because the Fund will have no control over the exercise of the call options it writes, it may be forced to realize capital gains or losses at inopportune times.

Steward Covered Call Income Fund | Other Investment Companies or Real Estate Investment Trusts Risk
Prospectus [Line Items]
Risk [Text Block]

● Other Investment Companies or Real Estate Investment Trusts Risk – The Fund may invest in shares of other investment companies, including exchange-traded funds (ETFs), or real estate investment trusts (“underlying funds”). The Fund bears a proportional share of the expenses of such underlying funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such underlying funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced. In addition, to the extent the Fund invests in ETFs, ETF shares may trade at a premium or discount to their net asset value, and the Fund may incur brokerage costs when it buys and sells shares of an ETF.

Steward Covered Call Income Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

● Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Steward Covered Call Income Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

● Management Risk – The Fund is subject to management risk because it is an actively-managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Steward Covered Call Income Fund | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]	● High Portfolio Turnover Risk – High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.
Steward Covered Call Income Fund | Focus Risk
Prospectus [Line Items]
Risk [Text Block]

● Focus Risk – To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.

Steward Covered Call Income Fund | Concentration Policy Risk
Prospectus [Line Items]
Risk [Text Block]

● Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to (or exceed due to market movements) 25% of the Fund, the Fund may be limited in its ability to purchase additional securities or to overweight with respect to that the applicable industry or group of industries, due to the Fund’s fundamental policy not to concentrate in a particular industry or group of industries.

Steward Covered Call Income Fund | Share Ownership Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

● Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders. Significant shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could adversely impact the Fund’s liquidity, accelerate the recognition of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may adversely affect the Fund’s performance. These transactions could also adversely impact the Fund’s ability to implement its investment strategies and pursue its investment objective, and, as a result, a larger portion of the Fund’s assets may be held in cash or cash equivalents. In addition, large redemptions could significantly reduce the Fund’s assets, which may result in an increase in the Fund’s expense ratio on account of expenses being spread over a smaller asset base and/or the loss of fee breakpoints.

Steward Covered Call Income Fund | Information Technology Risk
Prospectus [Line Items]
Risk [Text Block]

● Information Technology Risk – Cyber-attacks, disruptions or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Steward Covered Call Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Steward Equity Market Neutral Fund | Values-based Screening Policies Risk
Prospectus [Line Items]
Risk [Text Block]

● Values-based Screening Policies Risk – The Fund’s values-based screening policies seek to exclude certain securities issuers from the universe of otherwise available investments for long positions. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. The values-based screening process utilizes data generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, the values-based screening process may fail to screen out companies that should be screened out based on the screening criteria or may screen out companies that should not be screened out based on the screening criteria. If the Fund has invested in a long position in a company that is later determined not to pass the values-based screening criteria and sale of an investment in that company is required, selling the securities at issue could result in a loss to the Fund or a gain to the Fund that could be taxable to shareholders. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity for a long position.

Steward Equity Market Neutral Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Equity Securities Risk – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

Steward Equity Market Neutral Fund | Large-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Large-cap Companies Risk – Investments in large-cap companies are subject to the risks of equity securities. Large-cap companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Steward Equity Market Neutral Fund | Security Selection and Market Risk
Prospectus [Line Items]
Risk [Text Block]

● Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

Steward Equity Market Neutral Fund | Market Disruption and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

● Market Disruption and Geopolitical Risk – Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the Fund and its investments.

In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the websites and/or social media accounts of companies, government entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.

Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “Principal Risks of Investing in the Fund” section and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Steward Equity Market Neutral Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]

● Inflation Risk – Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.

Steward Equity Market Neutral Fund | Other Investment Companies or Real Estate Investment Trusts Risk
Prospectus [Line Items]
Risk [Text Block]

● Other Investment Companies or Real Estate Investment Trusts Risk – The Fund may invest in shares of other investment companies, including exchange-traded funds (ETFs), or real estate investment trusts (“underlying funds”). The Fund bears a proportional share of the expenses of such underlying funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such underlying funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced. In addition, to the extent the Fund invests in ETFs, ETF shares may trade at a premium or discount to their net asset value, and the Fund may incur brokerage costs when it buys and sells shares of an ETF.

Steward Equity Market Neutral Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

● Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Steward Equity Market Neutral Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

● Management Risk – The Fund is subject to management risk because it is an actively-managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Steward Equity Market Neutral Fund | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]	● High Portfolio Turnover Risk – High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.
Steward Equity Market Neutral Fund | Focus Risk
Prospectus [Line Items]
Risk [Text Block]

● Focus Risk – To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.

Steward Equity Market Neutral Fund | Concentration Policy Risk
Prospectus [Line Items]
Risk [Text Block]

● Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to (or exceed due to market movements) 25% of the Fund, the Fund may be limited in its ability to purchase additional securities or to overweight with respect to the applicable industry or group of industries, due to the Fund’s fundamental policy not to concentrate in a particular industry or group of industries.

Steward Equity Market Neutral Fund | Share Ownership Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

● Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders. Significant shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could adversely impact the Fund’s liquidity, accelerate the recognition of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may adversely affect the Fund’s performance. These transactions could also adversely impact the Fund’s ability to implement its investment strategies and pursue its investment objective, and, as a result, a larger portion of the Fund’s assets may be held in cash or cash equivalents. In addition, large redemptions could significantly reduce the Fund’s assets, which may result in an increase in the Fund’s expense ratio on account of expenses being spread over a smaller asset base and/or the loss of fee breakpoints.

Steward Equity Market Neutral Fund | Information Technology Risk
Prospectus [Line Items]
Risk [Text Block]

● Information Technology Risk – Cyber-attacks, disruptions or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Steward Equity Market Neutral Fund | Short Sales Risk
Prospectus [Line Items]
Risk [Text Block]

● Short Sales Risk – The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, the securities sold short may have to be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price to close out a short position. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund’s short positions may significantly impact the Fund’s overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero. The use of short sales may also cause the Fund to have higher expenses than other funds. To the extent the Fund invests the proceeds received from selling securities short in additional long positions, the Fund is engaging in a form of leverage that may magnify gains or losses for the Fund.

Steward Equity Market Neutral Fund | Investment Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

● Investment Strategy Risk – There is no guarantee that the security selection process will produce a market neutral portfolio that reduces or eliminates the Fund’s exposure to the returns and direction of the U.S. stock market. In addition, the Fund’s market neutral investment strategy will likely cause the Fund to underperform the broader U.S. equity market during market rallies. Such underperformance could be significant during sudden or significant market rallies. If the market neutral strategy is unsuccessful, the Fund may be subject to the equity security risk that stock prices decline, which may affect Fund performance. Proprietary and third party data and systems are utilized to support decision making by portfolio management for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance. Furthermore, there can be no assurance that the quantitative models used in managing the Fund will perform as anticipated or enable the Fund to achieve its objective.

Steward Equity Market Neutral Fund | Positive Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

● Positive Value Investing Risk – When portfolio management considers positive value characteristics when making investment decisions, there is a risk that the Fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider the same or any positive value characteristics. A company’s positive value characteristics are determined by portfolio management based on data and rankings generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, portfolio management’s determination regarding a company’s positive value characteristics may be incorrect, which may impact investment decisions for the Fund. Investors can also differ in their views of what constitutes positive value characteristics. As a result, the Fund may invest in issuers that do not reflect or support, or that act contrary to, the values of any particular investor or the widely-held traditional values expressed in the Fund’s values-based screening policies.

Steward Equity Market Neutral Fund | Small- and Mid-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Small- and Mid-cap Companies Risk – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investments in small- and mid-cap companies may involve greater risks than investments in securities of large-cap companies because small- and mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

Steward Equity Market Neutral Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Steward Global Equity Income Fund | Values-based Screening Policies Risk
Prospectus [Line Items]
Risk [Text Block]

● Values-based Screening Policies Risk – The Fund’s values-based screening policies seek to exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. The values-based screening process utilizes data generated by one more more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, the values-based screening process may fail to screen out companies that should be screened out based on the screening criteria or may screen out companies that should not be screened out based on the screening criteria. If the Fund has invested in a company that is later determined not to pass the values-based screening criteria and sale of an investment in that company is required, selling the securities at issue could result in a loss to the Fund or a gain to the Fund that could be taxable to shareholders. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

Steward Global Equity Income Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Equity Securities Risk – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

Steward Global Equity Income Fund | Large-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Large-cap Companies Risk – Investments in large-cap companies are subject to the risks of equity securities. Large-cap companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Steward Global Equity Income Fund | Dividend Risk
Prospectus [Line Items]
Risk [Text Block]	● Dividend Risk – The income of the Fund may fluctuate due to the amount of dividends that companies elect to pay.
Steward Global Equity Income Fund | Security Selection and Market Risk
Prospectus [Line Items]
Risk [Text Block]

● Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

Steward Global Equity Income Fund | Market Disruption and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

● Market Disruption and Geopolitical Risk – Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the Fund and its investments.

In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the websites and/or social media accounts of companies, government entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.

Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “Principal Risks of Investing in the Fund” section and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Steward Global Equity Income Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]

● Inflation Risk – Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.

Steward Global Equity Income Fund | Other Investment Companies or Real Estate Investment Trusts Risk
Prospectus [Line Items]
Risk [Text Block]

● Other Investment Companies or Real Estate Investment Trusts Risk – The Fund may invest in shares of other investment companies, including exchange-traded funds (ETFs), or real estate investment trusts (“underlying funds”). The Fund bears a proportional share of the expenses of such underlying funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such underlying funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced. In addition, to the extent the Fund invests in ETFs, ETF shares may trade at a premium or discount to their net asset value, and the Fund may incur brokerage costs when it buys and sells shares of an ETF.

Steward Global Equity Income Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

● Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Steward Global Equity Income Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

● Management Risk – The Fund is subject to management risk because it is an actively-managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Steward Global Equity Income Fund | Focus Risk
Prospectus [Line Items]
Risk [Text Block]

● Focus Risk – To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.

Steward Global Equity Income Fund | Concentration Policy Risk
Prospectus [Line Items]
Risk [Text Block]

● Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to (or exceed due to market movements) 25% of the Fund, the Fund may be limited in its ability to purchase additional securities or to overweight with respect to the applicable industry or group of industries, due to the Fund’s fundamental policy not to concentrate in a particular industry or group of industries.

Steward Global Equity Income Fund | Share Ownership Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

● Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders. Significant shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could adversely impact the Fund’s liquidity, accelerate the recognition of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may adversely affect the Fund’s performance. These transactions could also adversely impact the Fund’s ability to implement its investment strategies and pursue its investment objective, and, as a result, a larger portion of the Fund’s assets may be held in cash or cash equivalents. In addition, large redemptions could significantly reduce the Fund’s assets, which may result in an increase in the Fund’s expense ratio on account of expenses being spread over a smaller asset base and/or the loss of fee breakpoints.

Steward Global Equity Income Fund | Information Technology Risk
Prospectus [Line Items]
Risk [Text Block]

● Information Technology Risk – Cyber-attacks, disruptions or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Steward Global Equity Income Fund | Positive Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

● Positive Value Investing Risk – When portfolio management considers positive value characteristics when making investment decisions, there is a risk that the Fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider the same or any positive value characteristics. A company’s positive value characteristics are determined by portfolio management based on data and rankings generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, portfolio management’s determination regarding a company’s positive value characteristics may be incorrect, which may impact investment decisions for the Fund. Investors can also differ in their views of what constitutes positive value characteristics. As a result, the Fund may invest in issuers that do not reflect or support, or that act contrary to, the values of any particular investor or the widely-held traditional values expressed in the Fund’s values-based screening policies.

Steward Global Equity Income Fund | Small- and Mid-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Small- and Mid-cap Companies Risk – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investments in small- and mid-cap companies may involve greater risks than investments in securities of large-cap companies because small- and mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

Steward Global Equity Income Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Foreign Securities Risk – Investments in securities of issuers in foreign countries involve risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing, and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; (7) less availability of information; and (8) imposition of foreign withholding or other taxes.

Steward Global Equity Income Fund | Emerging Market Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Emerging Market Securities Risk – Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than is found in developed countries.

Steward Global Equity Income Fund | Depositary Receipts (“DRs”) Risk
Prospectus [Line Items]
Risk [Text Block]

● Depositary Receipts (“DRs”) Risk – Investments in unsponsored DRs (those that are not sponsored by the issuer or a representative of the issuer) involve certain risks not present with sponsored DRs. Investors in unsponsored DRs typically incur expenses not associated with sponsored DRs, such as expenses associated with certificate transfer, custody and dividend payment. For an unsponsored DR there may be several depositaries with no defined legal obligations to the issuer. Duplicate depositaries may lead to marketplace confusion since there would be no central source of information. There can also be greater delays in delivery of dividends and reports to investors than with sponsored DRs.

Steward Global Equity Income Fund | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]

● Foreign Currency Risk – Investments in foreign securities involve the risk that the currencies in which those instruments are denominated will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s international investments in foreign currency-denominated securities may reduce the returns of the Fund. Although the Fund’s international investments will primarily be in U.S. dollar-denominated securities, fluctuations in the value of the currencies of the countries in which the foreign companies are located may also affect the value of such securities.

Steward Global Equity Income Fund | Value Stocks Risk
Prospectus [Line Items]
Risk [Text Block]

● Value Stocks Risk – Investments in value stocks are subject to risks of equity securities, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stocks may turn out not to have been undervalued.

Steward Global Equity Income Fund | Growth Stocks Risk
Prospectus [Line Items]
Risk [Text Block]

● Growth Stocks Risk – Investments in growth stocks are subject to the risks of equity securities. Growth company stocks may provide minimal or no dividends that could otherwise cushion stock prices in a market decline. The value of growth company stocks are based largely on the expectation of future earnings and, as a result, may rise or fall significantly in reaction to negative news about such factors as earnings, the economy, political developments or other news.

Steward Global Equity Income Fund | Regional Focus Risk
Prospectus [Line Items]
Risk [Text Block]

● Regional Focus Risk – Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on Fund performance than they would in a more geographically diversified fund.

Steward Global Equity Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Steward Large Cap Core Fund | Values-based Screening Policies Risk
Prospectus [Line Items]
Risk [Text Block]

● Values-based Screening Policies Risk – The Fund’s values-based screening policies seek to exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. The values-based screening process utilizes data generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, the values-based screening process may fail to screen out companies that should be screened out based on the screening criteria or may screen out companies that should not be screened out based on the screening criteria. If the Fund has invested in a company that is later determined not to pass the values-based screening criteria and sale of an investment in that company is required, selling the securities at issue could result in a loss to the Fund or a gain to the Fund that could be taxable to shareholders. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

Steward Large Cap Core Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Equity Securities Risk – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

Steward Large Cap Core Fund | Large-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Large-cap Companies Risk – Investments in large-cap companies are subject to the risks of equity securities. Large-cap companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Steward Large Cap Core Fund | Security Selection and Market Risk
Prospectus [Line Items]
Risk [Text Block]

● Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

Steward Large Cap Core Fund | Market Disruption and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

● Market Disruption and Geopolitical Risk – Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the

European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the Fund and its investments.

In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the websites and/or social media accounts of companies, government entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.

Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “Principal Risks of Investing in the Fund” section and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Steward Large Cap Core Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]

● Inflation Risk – Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.

Steward Large Cap Core Fund | Other Investment Companies or Real Estate Investment Trusts Risk
Prospectus [Line Items]
Risk [Text Block]

● Other Investment Companies or Real Estate Investment Trusts Risk – The Fund may invest in shares of other investment companies, including exchange-traded funds (ETFs), or real estate investment trusts (“underlying funds”). The Fund bears a proportional share of the expenses of such underlying funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such underlying funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced. In addition, to the extent the Fund invests in ETFs, ETF shares may trade at a premium or discount to their net asset value, and the Fund may incur brokerage costs when it buys and sells shares of an ETF.

Steward Large Cap Core Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

● Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Steward Large Cap Core Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

● Management Risk – The Fund is subject to management risk because it is an actively-managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Steward Large Cap Core Fund | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]	● High Portfolio Turnover Risk – High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.
Steward Large Cap Core Fund | Focus Risk
Prospectus [Line Items]
Risk [Text Block]

● Focus Risk – To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.

Steward Large Cap Core Fund | Concentration Policy Risk
Prospectus [Line Items]
Risk [Text Block]

● Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to (or exceed due to market movements) 25% of the Fund, the Fund may be limited in its ability to purchase additional securities or to overweight with respect to the applicable industry or group of industries, due to the Fund’s fundamental policy not to concentrate in a particular industry or group of industries.

Steward Large Cap Core Fund | Share Ownership Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

● Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders. Significant shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could adversely impact the Fund’s liquidity, accelerate the recognition of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may adversely affect the Fund’s performance. These transactions could also adversely impact the Fund’s ability to implement its investment strategies and pursue its investment objective, and, as a result, a larger portion of the Fund’s assets may be held in cash or cash equivalents. In addition, large redemptions could significantly reduce the Fund’s assets, which may result in an increase in the Fund’s expense ratio on account of expenses being spread over a smaller asset base and/or the loss of fee breakpoints.

Steward Large Cap Core Fund | Information Technology Risk
Prospectus [Line Items]
Risk [Text Block]

● Information Technology Risk – Cyber-attacks, disruptions or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Steward Large Cap Core Fund | Investment Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

● Investment Strategy Risk – Proprietary and third party data and systems are utilized to support decision making by portfolio management for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance. Furthermore, there can be no assurance that the quantitative models used in managing the Fund will perform as anticipated or enable the Fund to achieve its objective.

Steward Large Cap Core Fund | Positive Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

● Positive Value Investing Risk – When portfolio management considers positive value characteristics when making investment decisions, there is a risk that the Fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider the same or any positive value characteristics. A company’s positive value characteristics are determined by portfolio management based on data and rankings generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, portfolio management’s determination regarding a company’s positive value characteristics may be incorrect, which may impact investment decisions for the Fund. Investors can also differ in their views of what constitutes positive value characteristics. As a result, the Fund may invest in issuers that do not reflect or support, or that act contrary to, the values of any particular investor or the widely-held traditional values expressed in the Fund’s values-based screening policies.

Steward Large Cap Core Fund | Small- and Mid-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Small- and Mid-cap Companies Risk – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investments in small- and mid-cap companies may involve greater risks than investments in securities of large-cap companies because small- and mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

Steward Large Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Steward Large Cap Growth Fund | Values-based Screening Policies Risk
Prospectus [Line Items]
Risk [Text Block]

● Values-based Screening Policies Risk – The Fund’s values-based screening policies seek to exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. The values-based screening process utilizes data generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, the values-based screening process may fail to screen out companies that should be screened out based on the screening criteria or may screen out companies that should not be screened out based on the screening criteria. If the Fund has invested in a company that is later determined not to pass the values-based screening criteria and sale of an investment in that company is required, selling the securities at issue could result in a loss to the Fund or a gain to the Fund that could be taxable to shareholders. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

Steward Large Cap Growth Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Equity Securities Risk – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

Steward Large Cap Growth Fund | Large-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Large-cap Companies Risk – Investments in large-cap companies are subject to the risks of equity securities. Large-cap companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Steward Large Cap Growth Fund | Security Selection and Market Risk
Prospectus [Line Items]
Risk [Text Block]

● Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

Steward Large Cap Growth Fund | Market Disruption and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

● Market Disruption and Geopolitical Risk – Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the Fund and its investments.

In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the websites and/or social media accounts of companies, government entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.

Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “Principal Risks of Investing in the Fund” section and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Steward Large Cap Growth Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]

● Inflation Risk – Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.

Steward Large Cap Growth Fund | Other Investment Companies or Real Estate Investment Trusts Risk
Prospectus [Line Items]
Risk [Text Block]

● Other Investment Companies or Real Estate Investment Trusts Risk – The Fund may invest in shares of other investment companies, including exchange-traded funds (ETFs), or real estate investment trusts (“underlying funds”). The Fund bears a proportional share of the expenses of such underlying funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such underlying funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced. In addition, to the extent the Fund invests in ETFs, ETF shares may trade at a premium or discount to their net asset value, and the Fund may incur brokerage costs when it buys and sells shares of an ETF.

Steward Large Cap Growth Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

● Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Steward Large Cap Growth Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

● Management Risk – The Fund is subject to management risk because it is an actively-managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Steward Large Cap Growth Fund | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]	● High Portfolio Turnover Risk – High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.
Steward Large Cap Growth Fund | Focus Risk
Prospectus [Line Items]
Risk [Text Block]

● Focus Risk – To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.

Steward Large Cap Growth Fund | Concentration Policy Risk
Prospectus [Line Items]
Risk [Text Block]

● Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to (or exceed due to market movements) 25% of the Fund, the Fund may be limited in its ability to purchase additional securities or to overweight with respect to the applicable industry or group of industries, due to the Fund’s fundamental policy not to concentrate in a particular industry or group of industries.

Steward Large Cap Growth Fund | Share Ownership Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

● Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders. Significant shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could adversely impact the Fund’s liquidity, accelerate the recognition of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may adversely affect the Fund’s performance. These transactions could also adversely impact the Fund’s ability to implement its investment strategies and pursue its investment objective, and, as a result, a larger portion of the Fund’s assets may be held in cash or cash equivalents. In addition, large redemptions could significantly reduce the Fund’s assets, which may result in an increase in the Fund’s expense ratio on account of expenses being spread over a smaller asset base and/or the loss of fee breakpoints.

Steward Large Cap Growth Fund | Information Technology Risk
Prospectus [Line Items]
Risk [Text Block]

● Information Technology Risk – Cyber-attacks, disruptions or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Steward Large Cap Growth Fund | Investment Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

● Investment Strategy Risk – Proprietary and third party data and systems are utilized to support decision making by portfolio management for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance. Furthermore, there can be no assurance that the quantitative models used in managing the Fund will perform as anticipated or enable the Fund to achieve its objective.

Steward Large Cap Growth Fund | Positive Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

● Positive Value Investing Risk – When portfolio management considers positive value characteristics when making investment decisions, there is a risk that the Fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider the same or any positive value characteristics. A company’s positive value characteristics are determined by portfolio management based on data and rankings generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, portfolio management’s determination regarding a company’s positive value characteristics may be incorrect, which may impact investment decisions for the Fund. Investors can also differ in their views of what constitutes positive value characteristics. As a result, the Fund may invest in issuers that do not reflect or support, or that act contrary to, the values of any particular investor or the widely-held traditional values expressed in the Fund’s values-based screening policies.

Steward Large Cap Growth Fund | Small- and Mid-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Small- and Mid-cap Companies Risk – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investments in small- and mid-cap companies may involve greater risks than investments in securities of large-cap companies because small- and mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

Steward Large Cap Growth Fund | Growth Stocks Risk
Prospectus [Line Items]
Risk [Text Block]

● Growth Stocks Risk – Investments in growth stocks are subject to the risks of equity securities. Growth company stocks may provide minimal or no dividends that could otherwise cushion stock prices in a market decline. The value of growth company stocks are based largely on the expectation of future earnings and, as a result, may rise or fall significantly in reaction to negative news about such factors as earnings, the economy, political developments or other news.

Steward Large Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Steward Large Cap Value Fund | Values-based Screening Policies Risk
Prospectus [Line Items]
Risk [Text Block]

● Values-based Screening Policies Risk – The Fund’s values-based screening policies seek to exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. The values-based screening process utilizes data generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, the values-based screening process may fail to screen out companies that should be screened out based on the screening criteria or may screen out companies that should not be screened out based on the screening criteria. If the Fund has invested in a company that is later determined not to pass the values-based screening criteria and sale of an investment in that company is required, selling the securities at issue could result in a loss to the Fund or a gain to the Fund that could be taxable to shareholders. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

Steward Large Cap Value Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Equity Securities Risk – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

Steward Large Cap Value Fund | Large-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Large-cap Companies Risk – Investments in large-cap companies are subject to the risks of equity securities. Large-cap companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Steward Large Cap Value Fund | Security Selection and Market Risk
Prospectus [Line Items]
Risk [Text Block]

● Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

Steward Large Cap Value Fund | Market Disruption and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

● Market Disruption and Geopolitical Risk – Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the Fund and its investments.

In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the websites and/or social media accounts of companies, government entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.

Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “Principal Risks of Investing in the Fund” section and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Steward Large Cap Value Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]

● Inflation Risk – Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.

Steward Large Cap Value Fund | Other Investment Companies or Real Estate Investment Trusts Risk
Prospectus [Line Items]
Risk [Text Block]

● Other Investment Companies or Real Estate Investment Trusts Risk – The Fund may invest in shares of other investment companies, including exchange-traded funds (ETFs), or real estate investment trusts (“underlying funds”). The Fund bears a proportional share of the expenses of such underlying funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such underlying funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced. In addition, to the extent the Fund invests in ETFs, ETF shares may trade at a premium or discount to their net asset value, and the Fund may incur brokerage costs when it buys and sells shares of an ETF.

Steward Large Cap Value Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

● Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Steward Large Cap Value Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

● Management Risk – The Fund is subject to management risk because it is an actively-managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Steward Large Cap Value Fund | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]	● High Portfolio Turnover Risk – High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.
Steward Large Cap Value Fund | Focus Risk
Prospectus [Line Items]
Risk [Text Block]

● Focus Risk – To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.

Steward Large Cap Value Fund | Concentration Policy Risk
Prospectus [Line Items]
Risk [Text Block]

● Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to (or exceed due to market movements) 25% of the Fund, the Fund may be limited in its ability to purchase additional securities or to overweight with respect to the applicable industry or group of industries, due to the Fund’s fundamental policy not to concentrate in a particular industry or group of industries.

Steward Large Cap Value Fund | Share Ownership Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

● Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders. Significant shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could adversely impact the Fund’s liquidity, accelerate the recognition of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may adversely affect the Fund’s performance. These transactions could also adversely impact the Fund’s ability to implement its investment strategies and pursue its investment objective, and, as a result, a larger portion of the Fund’s assets may be held in cash or cash equivalents. In addition, large redemptions could significantly reduce the Fund’s assets, which may result in an increase in the Fund’s expense ratio on account of expenses being spread over a smaller asset base and/or the loss of fee breakpoints.

Steward Large Cap Value Fund | Information Technology Risk
Prospectus [Line Items]
Risk [Text Block]

● Information Technology Risk – Cyber-attacks, disruptions or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Steward Large Cap Value Fund | Investment Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

● Investment Strategy Risk – Proprietary and third party data and systems are utilized to support decision making by portfolio management for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance. Furthermore, there can be no assurance that the quantitative models used in managing the Fund will perform as anticipated or enable the Fund to achieve its objective.

Steward Large Cap Value Fund | Positive Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

● Positive Value Investing Risk – When portfolio management considers positive value characteristics when making investment decisions, there is a risk that the Fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider the same or any positive value characteristics. A company’s positive value characteristics are determined by portfolio management based on data and rankings generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, portfolio management’s determination regarding a company’s positive value characteristics may be incorrect, which may impact investment decisions for the Fund. Investors can also differ in their views of what constitutes positive value characteristics. As a result, the Fund may invest in issuers that do not reflect or support, or that act contrary to, the values of any particular investor or the widely-held traditional values expressed in the Fund’s values-based screening policies.

Steward Large Cap Value Fund | Small- and Mid-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Small- and Mid-cap Companies Risk – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investments in small- and mid-cap companies may involve greater risks than investments in securities of large-cap companies because small- and mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

Steward Large Cap Value Fund | Value Stocks Risk
Prospectus [Line Items]
Risk [Text Block]

● Value Stocks Risk – Investments in value stocks are subject to risks of equity securities, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stocks may turn out not to have been undervalued.

Steward Large Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Steward Select Bond Fund | Values-based Screening Policies Risk
Prospectus [Line Items]
Risk [Text Block]

● Values-based Screening Policies Risk – The Fund’s values-based screening policies seek to exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. The values-based screening process utilizes data generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, the values-based screening process may fail to screen out companies that should be screened out based on the screening criteria or may screen out companies that should not be screened out based on the screening criteria. If the Fund has invested in a company that is later determined not to pass the values-based screening criteria and sale of an investment in that company is required, selling the securities at issue could result in a loss to the Fund or a gain to the Fund that could be taxable to shareholders. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

Steward Select Bond Fund | Market Disruption and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

● Market Disruption and Geopolitical Risk – Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the Fund and its investments.

In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the websites and/or social media accounts of companies, government entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.

Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “Principal Risks of Investing in the Fund” section and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Steward Select Bond Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]

● Inflation Risk – Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.

Steward Select Bond Fund | Other Investment Companies or Real Estate Investment Trusts Risk
Prospectus [Line Items]
Risk [Text Block]

● Other Investment Companies or Real Estate Investment Trusts Risk – The Fund may invest in shares of other investment companies, including exchange-traded funds (ETFs), or real estate investment trusts (“underlying funds”). The Fund bears a proportional share of the expenses of such underlying funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such underlying funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced. In addition, to the extent the Fund invests in ETFs, ETF shares may trade at a premium or discount to their net asset value, and the Fund may incur brokerage costs when it buys and sells shares of an ETF.

Steward Select Bond Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

● Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Steward Select Bond Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

● Management Risk – The Fund is subject to management risk because it is an actively-managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Steward Select Bond Fund | Concentration Policy Risk
Prospectus [Line Items]
Risk [Text Block]

● Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to (or exceed due to market movements) 25% of the Fund, the Fund may be limited in its ability to purchase additional securities or to overweight with respect to the applicable industry or group of industries, due to the Fund’s fundamental policy not to concentrate in a particular industry or group of industries.

Steward Select Bond Fund | Share Ownership Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

● Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders. Significant shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could adversely impact the Fund’s liquidity, accelerate the recognition of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may adversely affect the Fund’s performance. These transactions could also adversely impact the Fund’s ability to implement its investment strategies and pursue its investment objective, and, as a result, a larger portion of the Fund’s assets may be held in cash or cash equivalents. In addition, large redemptions could significantly reduce the Fund’s assets, which may result in an increase in the Fund’s expense ratio on account of expenses being spread over a smaller asset base and/or the loss of fee breakpoints.

Steward Select Bond Fund | Information Technology Risk
Prospectus [Line Items]
Risk [Text Block]

● Information Technology Risk – Cyber-attacks, disruptions or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Steward Select Bond Fund | Positive Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

● Positive Value Investing Risk – When portfolio management considers positive value characteristics when making investment decisions, there is a risk that the Fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider the same or any positive value characteristics. A company’s positive value characteristics are determined by portfolio management based on data and rankings generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, portfolio management’s determination regarding a company’s positive value characteristics may be incorrect, which may impact investment decisions for the Fund. Investors can also differ in their views of what constitutes positive value characteristics. As a result, the Fund may invest in issuers that do not reflect or support, or that act contrary to, the values of any particular investor or the widely-held traditional values expressed in the Fund’s values-based screening policies.

Steward Select Bond Fund | Bond Fund Investing Risk
Prospectus [Line Items]
Risk [Text Block]

● Bond Fund Investing Risk – Because the Fund prices its assets and determines its share value on each business day based on current market prices, a shareholder cannot rely on the return of principal at a stated maturity date to offset interim price declines, as might be possible for an investor who invests in individual bonds rather than in Fund shares.

Steward Select Bond Fund | Fixed-Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Fixed-Income Securities Risk – Prices of fixed-income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. The longer the duration of the security, the more sensitive the security is to this risk. If a note has a duration of one year, then a 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

There is also a risk that fixed-income securities will be downgraded in credit rating or go into default. Lower-rated bonds, and bonds with longer final maturities, generally have higher credit risks.

Steward Select Bond Fund | Variable and Floating Rate Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Variable and Floating Rate Securities Risk – Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, their value may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Also, if general interest rates decline, the yield on these instruments will also decline.

Steward Select Bond Fund | General Ratings Risk
Prospectus [Line Items]
Risk [Text Block]

● General Ratings Risk – Ratings may be unreliable, due to conflicts of interest between the rating agencies and the issuers, the use of incomplete or inaccurate data by the rating agencies and the lag between an event requiring a rating downgrade and the actual rating downgrade.

Steward Select Bond Fund | BBB-/Baa3 Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● BBB-/Baa3 Securities Risk – Obligations rated BBB- by S&P or Baa3 by Moody’s, or rated comparable by another nationally recognized statistical ratings organization, or deemed of comparable quality by Crossmark, are considered to have speculative characteristics. If an issuer of fixed-income securities defaults on its obligations to pay interest and repay principal, or a bond’s credit rating is downgraded, the Fund could lose money.

Steward Select Bond Fund | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● U.S. Government Securities Risk – The value of fixed-income securities issued or guaranteed by the U.S. government or a U.S. government agency or instrumentality will tend to fall as interest rates increase. Because instruments of U.S. government agencies and instrumentalities have various degrees of U.S.

government backing, there can be no assurance that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it may not be obligated to do so by law. Thus, instruments issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest.

Steward Select Bond Fund | National and International Government and Economic Policies Risk
Prospectus [Line Items]
Risk [Text Block]

● National and International Government and Economic Policies Risk – Actions and statements of national and international government and economic policy institutions can have effects, which can be substantial, on interest rates and other factors affecting debt obligations, such as trading volume, in addition to broader economic effects. The risk may be elevated compared to historical market conditions because of increased inflation and the current interest rate environment.

Steward Select Bond Fund | Risks of Instruments of Foreign Banks and Branches and Foreign Corporations, Including Yankee Bonds
Prospectus [Line Items]
Risk [Text Block]

● Risks of Instruments of Foreign Banks and Branches and Foreign Corporations, Including Yankee Bonds – Non-U.S. corporations, banks and branches issuing dollar-denominated instruments in the United States (i.e., Yankee Bonds) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks and branches, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks and branches, reserve requirements, loan limitations and examinations. This adds to the analytical complexity of these securities and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments and information about them may be harder to obtain.

Steward Select Bond Fund | Foreign Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Foreign Government Securities Risk – Dollar-denominated instruments issued by foreign governments, foreign government agencies, foreign semi-governmental entities, or entities whose purpose is to restructure outstanding foreign government securities may not be supported as to payment of principal or interest by the particular foreign government. The issuers of these instruments are not necessarily subject to the same regulatory, accounting, auditing and recordkeeping standards as similar U.S. government or agency instruments would be, and information on such foreign instruments may be more difficult to obtain. Dollar-denominated instruments of foreign government or government-related entities may have similar risks and may not be supported as to payment of principal and interest by the relevant government. Instruments issued by non-U.S. governments may involve risk of default and loss of principal and interest.

Steward Select Bond Fund | Repurchase Agreements Risk
Prospectus [Line Items]
Risk [Text Block]

● Repurchase Agreements Risk – Under a repurchase agreement, a bank or broker sells securities to the Fund and agrees to repurchase them at the Fund’s cost plus interest. If the value of such securities declines and the bank or broker defaults on its repurchase obligation, the Fund could incur a loss.

Steward Select Bond Fund | Illiquid Investments Risk
Prospectus [Line Items]
Risk [Text Block]

● Illiquid Investments Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the Fund’s returns because the Fund may be unable to sell the illiquid securities at an advantageous time or price. When the Fund owns mortgage-related illiquid securities, there is additional risk arising from the illiquidity of the underlying real estate collateral for such securities. Illiquid securities can also be difficult to value, so there can be no assurance that the Fund can sell the securities at the price at which it is valuing them in determining net asset value.

Steward Select Bond Fund | Mortgage Risk
Prospectus [Line Items]
Risk [Text Block]

● Mortgage Risk – When the Fund purchases mortgages or mortgage-related securities, it is subject to certain additional risks. Declines in the value of property backing these securities will negatively affect the quality of these securities and could reduce the ability of the issuer to sell the property to satisfy its outstanding obligations. The value of the property can be negatively affected by a number of factors, including changes in the neighborhood, factors affecting the particular property or the real estate market generally and poor property maintenance. Rising interest rates tend to extend the duration of mortgages and mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility if it holds mortgages or mortgage-related securities. This is known as extension risk. In addition, mortgages and mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates. Mortgage-related securities are also subject to the risk that the borrower may fail to make scheduled sinking fund payments or may default and that collateral for the mortgage may be inadequate or the terms of the mortgage may be revised. There may also be delays in receiving interest payments and in realizing collateral for these instruments. Finally, there is the potential risk that illiquidity in the market for mortgage-related securities may make it difficult for the Fund to dispose of these instruments or may seriously reduce their sale price.

Steward Select Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Steward Values Enhanced International Fund | Values-based Screening Policies Risk
Prospectus [Line Items]
Risk [Text Block]

● Values-based Screening Policies Risk – The Fund’s values-based screening policies seek to exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. The values-based screening process utilizes data generated by one more more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, the values-based screening process may fail to screen out companies that should be screened out based on the screening criteria or may screen out companies that should not be screened out based on the screening criteria. If the Fund has invested in a company that is later determined not to pass the values-based screening criteria and sale of an investment in that company is required, selling the securities at issue could result in a loss to the Fund or a gain to the Fund that could be taxable to shareholders. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

Steward Values Enhanced International Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Equity Securities Risk – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

Steward Values Enhanced International Fund | Large-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Large-cap Companies Risk – Investments in large-cap companies are subject to the risks of equity securities. Large-cap companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Steward Values Enhanced International Fund | Security Selection and Market Risk
Prospectus [Line Items]
Risk [Text Block]

● Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

Steward Values Enhanced International Fund | Market Disruption and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

● Market Disruption and Geopolitical Risk – Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the Fund and its investments.

In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the websites and/or social media accounts of companies, government entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.

Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “Principal Risks of Investing in the Fund” section and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Steward Values Enhanced International Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]

● Inflation Risk – Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.

Steward Values Enhanced International Fund | Other Investment Companies or Real Estate Investment Trusts Risk
Prospectus [Line Items]
Risk [Text Block]

● Other Investment Companies or Real Estate Investment Trusts Risk – The Fund may invest in shares of other investment companies, including exchange-traded funds (ETFs), or real estate investment trusts (“underlying funds”). The Fund bears a proportional share of the expenses of such underlying funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such underlying funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced. In addition, to the extent the Fund invests in ETFs, ETF shares may trade at a premium or discount to their net asset value, and the Fund may incur brokerage costs when it buys and sells shares of an ETF.

Steward Values Enhanced International Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

● Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Steward Values Enhanced International Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

● Management Risk – The Fund is subject to management risk because it is an actively-managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Steward Values Enhanced International Fund | Focus Risk
Prospectus [Line Items]
Risk [Text Block]

● Focus Risk – To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.

Steward Values Enhanced International Fund | Concentration Policy Risk
Prospectus [Line Items]
Risk [Text Block]

● Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to (or exceed due to market movements) 25%

of the Fund, the Fund may be limited in its ability to purchase additional securities or to overweight with respect to the applicable industry or group of industries, due to the Fund’s fundamental policy not to concentrate in a particular industry or group of industries.

Steward Values Enhanced International Fund | Share Ownership Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

● Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders. Significant shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could adversely impact the Fund’s liquidity, accelerate the recognition of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may adversely affect the Fund’s performance. These transactions could also adversely impact the Fund’s ability to implement its investment strategies and pursue its investment objective, and, as a result, a larger portion of the Fund’s assets may be held in cash or cash equivalents. In addition, large redemptions could significantly reduce the Fund’s assets, which may result in an increase in the Fund’s expense ratio on account of expenses being spread over a smaller asset base and/or the loss of fee breakpoints.

Steward Values Enhanced International Fund | Information Technology Risk
Prospectus [Line Items]
Risk [Text Block]

● Information Technology Risk – Cyber-attacks, disruptions or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Steward Values Enhanced International Fund | Positive Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

● Positive Value Investing Risk – Increasing exposure to investments that exhibit positive value characteristics carries the risk that the Fund may increase its exposure to certain types of issuers and, therefore, may underperform funds that do not consider the same or any positive value characteristics. A company’s positive value characteristics, as used by the Fund, are based on data and rankings generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, the Fund may fail to increase its exposure to investments that do exhibit positive value characteristics or may increase its exposure to investments that do not exhibit positive value characteristics. If a positive value score cannot be determined for a company due to insufficient information, investments in the company will not be eligible to receive an upweight pursuant to the Fund’s investment process. Investors can also differ in their views of what constitutes positive value characteristics. As a result, the Fund may increase exposure to issuers that do not reflect or support, or that act contrary to, the values of any particular investor or the widely-held traditional values expressed in the Fund’s values-based screening policies.

Steward Values Enhanced International Fund | Small- and Mid-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Small- and Mid-cap Companies Risk – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investments in small- and mid-cap companies may involve greater risks than investments in securities of large-cap companies because small- and mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

Steward Values Enhanced International Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Foreign Securities Risk – Investments in securities of issuers in foreign countries involve risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing, and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; (7) less availability of information; and (8) imposition of foreign withholding or other taxes.

Steward Values Enhanced International Fund | Emerging Market Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Emerging Market Securities Risk – Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than is found in developed countries.

Steward Values Enhanced International Fund | Depositary Receipts (“DRs”) Risk
Prospectus [Line Items]
Risk [Text Block]

● Depositary Receipts (“DRs”) Risk – Investments in unsponsored DRs (those that are not sponsored by the issuer or a representative of the issuer) involve certain risks not present with sponsored DRs. Investors in unsponsored DRs typically involve expenses not associated with sponsored DRs, such as expenses associated with certificate transfer, custody and dividend payment. For an unsponsored DR there may be several depositaries with no defined legal obligations to the issuer. Duplicate depositaries may lead to marketplace confusion since there would be no central source of information. There can also be greater delays in delivery of dividends and reports to investors than with sponsored DRs. DRs may be issued with respect to securities of issuers in emerging market countries.

Steward Values Enhanced International Fund | Foreign Currency Risk
Prospectus [Line Items]
Risk [Text Block]

● Foreign Currency Risk – Investments in foreign securities involve the risk that the currencies in which those instruments are denominated will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s international investments in foreign currency-denominated securities may reduce the returns of the Fund. Although the Fund’s international investments will primarily be in U.S. dollar-denominated securities, fluctuations in the value of the currencies of the countries in which the foreign companies are located may also affect the value of such securities.

Steward Values Enhanced International Fund | Value Stocks Risk
Prospectus [Line Items]
Risk [Text Block]

● Value Stocks Risk – Investments in value stocks are subject to risks of equity securities, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stocks may turn out not to have been undervalued.

Steward Values Enhanced International Fund | Growth Stocks Risk
Prospectus [Line Items]
Risk [Text Block]

● Growth Stocks Risk – Investments in growth stocks are subject to the risks of equity securities. Growth company stocks may provide minimal or no dividends that could otherwise cushion stock prices in a market decline. The value of growth company stocks are based largely on the expectation of future earnings and, as a result, may rise or fall significantly in reaction to negative news about such factors as earnings, the economy, political developments or other news.

Steward Values Enhanced International Fund | Regional Focus Risk
Prospectus [Line Items]
Risk [Text Block]

● Regional Focus Risk – Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on Fund performance than they would in a more geographically diversified fund.

Steward Values Enhanced International Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Steward Values Enhanced Large Cap Fund | Values-based Screening Policies Risk
Prospectus [Line Items]
Risk [Text Block]

● Values-based Screening Policies Risk – The Fund’s values-based screening policies seek to exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. The values-based screening process utilizes data generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, the values-based screening process may fail to screen out companies that should be screened out based on the screening criteria or may screen out companies that should not be screened out based on the screening criteria. If the Fund has invested in a company that is later determined not to pass the values-based screening criteria and sale of an investment in that company is required, selling the securities at issue could result in a loss to the Fund or a gain to the Fund that could be taxable to shareholders. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

Steward Values Enhanced Large Cap Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Equity Securities Risk – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

Steward Values Enhanced Large Cap Fund | Large-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Large-cap Companies Risk – Investments in large-cap companies are subject to the risks of equity securities. Large-cap companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Steward Values Enhanced Large Cap Fund | Security Selection and Market Risk
Prospectus [Line Items]
Risk [Text Block]

● Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

Steward Values Enhanced Large Cap Fund | Market Disruption and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

● Market Disruption and Geopolitical Risk – Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the Fund and its investments.

In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the websites and/or social media accounts of companies, government entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.

Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “Principal Risks of Investing in the Fund” section and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Steward Values Enhanced Large Cap Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]

● Inflation Risk – Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.

Steward Values Enhanced Large Cap Fund | Other Investment Companies or Real Estate Investment Trusts Risk
Prospectus [Line Items]
Risk [Text Block]

● Other Investment Companies or Real Estate Investment Trusts Risk – The Fund may invest in shares of other investment companies, including exchange-traded funds (ETFs), or real estate investment trusts (“underlying funds”). The Fund bears a proportional share of the expenses of such underlying funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such underlying funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced. In addition, to the extent the Fund invests in ETFs, ETF shares may trade at a premium or discount to their net asset value, and the Fund may incur brokerage costs when it buys and sells shares of an ETF.

Steward Values Enhanced Large Cap Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

● Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Steward Values Enhanced Large Cap Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

● Management Risk – The Fund is subject to management risk because it is an actively-managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Steward Values Enhanced Large Cap Fund | Focus Risk
Prospectus [Line Items]
Risk [Text Block]

● Focus Risk – To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.

Steward Values Enhanced Large Cap Fund | Concentration Policy Risk
Prospectus [Line Items]
Risk [Text Block]

● Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to (or exceed due to market movements) 25% of the Fund, the Fund may be limited in its ability to purchase additional securities or to overweight with respect to the applicable industry or group of industries, due to the Fund’s fundamental policy not to concentrate in a particular industry or group of industries.

Steward Values Enhanced Large Cap Fund | Share Ownership Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

● Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders. Significant shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could adversely impact the Fund’s liquidity, accelerate the recognition of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may adversely affect the Fund’s performance. These transactions could also adversely impact the Fund’s ability to implement its investment strategies and pursue its investment objective, and, as a result, a larger portion of the Fund’s assets may be held in cash or cash equivalents. In addition, large redemptions could significantly reduce the Fund’s assets, which may result in an increase in the Fund’s expense ratio on account of expenses being spread over a smaller asset base and/or the loss of fee breakpoints.

Steward Values Enhanced Large Cap Fund | Information Technology Risk
Prospectus [Line Items]
Risk [Text Block]

● Information Technology Risk – Cyber-attacks, disruptions or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Steward Values Enhanced Large Cap Fund | Positive Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

● Positive Value Investing Risk – Increasing exposure to investments that exhibit positive value characteristics carries the risk that the Fund may increase its exposure to certain types of issuers and, therefore, may underperform funds that do not consider the same or any positive value characteristics. A company’s positive value characteristics, as used by the Fund, are based on data and rankings generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, the Fund may fail to increase its exposure to investments that do exhibit positive value characteristics or may increase its exposure to investments that do not exhibit positive value characteristics. If a positive value score cannot be determined for a company due to insufficient information, investments in the company will not be eligible to receive an upweight pursuant to the Fund’s investment process. Investors can also differ in their views of what constitutes positive value characteristics. As a result, the Fund may increase exposure to issuers that do not reflect or support, or that act contrary to, the values of any particular investor or the widely-held traditional values expressed in the Fund’s values-based screening policies.

Steward Values Enhanced Large Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Steward Values Enhanced Small-Mid Cap Fund | Values-based Screening Policies Risk
Prospectus [Line Items]
Risk [Text Block]

● Values-based Screening Policies Risk – The Fund’s values-based screening policies seek to exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. The values-based screening process utilizes data generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, the values-based screening process may fail to screen out companies that should be screened out based on the screening criteria or may screen out companies that should not be screened out based on the screening criteria. If the Fund has invested in a company that is later determined not to pass the values-based screening criteria and sale of an investment in that company is required, selling the securities at issue could result in a loss to the Fund or a gain to the Fund that could be taxable to shareholders. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

Steward Values Enhanced Small-Mid Cap Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]

● Equity Securities Risk – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

Steward Values Enhanced Small-Mid Cap Fund | Security Selection and Market Risk
Prospectus [Line Items]
Risk [Text Block]

● Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

Steward Values Enhanced Small-Mid Cap Fund | Market Disruption and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

● Market Disruption and Geopolitical Risk – Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war and other armed conflicts, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Ongoing trade disputes between the United States and other countries may lead to tariffs and investment restrictions, negatively impacting affected companies and their securities. These disputes can also harm the economies of the United States and its trading partners, as well as financial markets overall. Adverse market conditions or disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, among others, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military or other armed conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions, and may adversely affect the Fund and its investments.

In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the websites and/or social media accounts of companies, government entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.

Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “Principal Risks of Investing in the Fund” section and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Steward Values Enhanced Small-Mid Cap Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]

● Inflation Risk – Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.

Steward Values Enhanced Small-Mid Cap Fund | Other Investment Companies or Real Estate Investment Trusts Risk
Prospectus [Line Items]
Risk [Text Block]

● Other Investment Companies or Real Estate Investment Trusts Risk – The Fund may invest in shares of other investment companies, including exchange-traded funds (ETFs), or real estate investment trusts (“underlying funds”). The Fund bears a proportional share of the expenses of such underlying funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such underlying funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced. In addition, to the extent the Fund invests in ETFs, ETF shares may trade at a premium or discount to their net asset value, and the Fund may incur brokerage costs when it buys and sells shares of an ETF.

Steward Values Enhanced Small-Mid Cap Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]

● Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

Steward Values Enhanced Small-Mid Cap Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

● Management Risk – The Fund is subject to management risk because it is an actively-managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Steward Values Enhanced Small-Mid Cap Fund | Focus Risk
Prospectus [Line Items]
Risk [Text Block]

● Focus Risk – To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.

Steward Values Enhanced Small-Mid Cap Fund | Concentration Policy Risk
Prospectus [Line Items]
Risk [Text Block]

● Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to (or exceed due to market movements) 25% of the Fund, the Fund may be limited in its ability to purchase additional securities or to overweight with respect to the applicable industry or group of industries, due to the Fund’s fundamental policy not to concentrate in a particular industry or group of industries.

Steward Values Enhanced Small-Mid Cap Fund | Share Ownership Concentration Risk
Prospectus [Line Items]
Risk [Text Block]

● Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders. Significant shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could adversely impact the Fund’s liquidity, accelerate the recognition of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may adversely affect the Fund’s performance. These transactions could also adversely impact the Fund’s ability to implement its investment strategies and pursue its investment objective, and, as a result, a larger portion of the Fund’s assets may be held in cash or cash equivalents. In addition, large redemptions could significantly reduce the Fund’s assets, which may result in an increase in the Fund’s expense ratio on account of expenses being spread over a smaller asset base and/or the loss of fee breakpoints.

Steward Values Enhanced Small-Mid Cap Fund | Information Technology Risk
Prospectus [Line Items]
Risk [Text Block]

● Information Technology Risk – Cyber-attacks, disruptions or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Steward Values Enhanced Small-Mid Cap Fund | Positive Value Investing Risk
Prospectus [Line Items]
Risk [Text Block]

● Positive Value Investing Risk – Increasing exposure to investments that exhibit positive value characteristics carries the risk that the Fund may increase its exposure to certain types of issuers and, therefore, may underperform funds that do not consider the same or any positive value characteristics. A company’s positive value characteristics, as used by the Fund, are based on data and rankings generated by one more more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. As a result, the Fund may fail to increase its exposure to investments that do exhibit positive value characteristics or may increase its exposure to investments that do not exhibit positive value characteristics. If a positive value score cannot be determined for a company due to insufficient information, investments in the company will not be eligible to receive an upweight pursuant to the Fund’s investment process. Investors can also differ in their views of what constitutes positive value characteristics. As a result, the Fund may increase exposure to issuers that do not reflect or support, or that act contrary to, the values of any particular investor or the widely-held traditional values expressed in the Fund’s values-based screening policies.

Steward Values Enhanced Small-Mid Cap Fund | Small- and Mid-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Small- and Mid-cap Companies Risk – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investments in small- and mid-cap companies may involve greater risks than investments in securities of large-cap companies because small- and mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

Steward Values Enhanced Small-Mid Cap Fund | Micro-cap Companies Risk
Prospectus [Line Items]
Risk [Text Block]

● Micro-cap Companies Risk – While all investments involve risk, micro-cap stocks are among the riskiest. Many micro-cap companies are new and have no proven track record. Some of these companies have no assets or revenues. Others have products and services that are still in development or have yet to be tested in the market. Another risk that pertains to micro-cap stocks involves the low volumes of trades. Because many micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Steward Values Enhanced Small-Mid Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.